Details of Performance Vesting Restricted Shares and Share Appreciation Right Granted Under Share Plan (Detail)				6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2011 SARS [Member] ZAR	Dec. 31, 2010 SARS [Member] ZAR	Jun. 30, 2010 SARS [Member] ZAR	Dec. 31, 2010 2005 Stock Incentive Plan USD ($)	Dec. 31, 2010 2005 Stock Incentive Plan ZAR	Dec. 31, 2012 2005 Stock Incentive Plan USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan ZAR	Dec. 31, 2011 2005 Stock Incentive Plan USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan ZAR	Jun. 30, 2010 2005 Stock Incentive Plan USD ($)	Jun. 30, 2010 2005 Stock Incentive Plan ZAR	Dec. 31, 2010 2005 Stock Incentive Plan Restricted stock	Dec. 31, 2012 2005 Stock Incentive Plan Restricted stock	Dec. 31, 2011 2005 Stock Incentive Plan Restricted stock	Jun. 30, 2010 2005 Stock Incentive Plan Restricted stock	Dec. 31, 2010 2005 Stock Incentive Plan SARS [Member]	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] ZAR	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] ZAR	Jun. 30, 2010 2005 Stock Incentive Plan SARS [Member]
Number of options
Beginning Balance												5,162,825	3,290,075	4,287,862	4,018,411	2,318,811	1,211,778	1,211,778	3,968,584	3,968,584	1,671,870
Granted during the period												31,105		1,324,161	2,015,425	11,950			455,542	455,542	706,345
Exercised and released												(288,108)	(829,266)	(1,321,403)	(201,055)	(8,167)	(70,119)	(70,119)	(540,135)	(540,135)
Forfeited												(385,842)	(213,581)	(333,574)	(271,668)	(303,191)	(131,068)	(131,068)	(213,455)	(213,455)	(140,143)
Conditions for vesting not met															(421,039)
Transfers (to)/from the Gold Fields group												(232,118)	(16,642)	(666,971)	22,751	1,949,181	(89,085)	(89,085)	(2,458,758)	(2,458,758)	80,739
Ending balance												4,287,862	2,230,586	3,290,075	5,162,825	3,968,584	921,506	921,506	1,211,778	1,211,778	2,318,811
Average price
Average price, at beginning of year	119.17	93.89	90.84	$ 13.93	105.44	$ 13.26	107.79	$ 15.70	105.97	$ 13.83	111.44						$ 13.26	107.79
Granted during the period				$ 14.21	101.48			$ 16.51	119.17	$ 11.96	90.65
Exercised and released				$ 14.40	102.80	$ 12.94	105.98	$ 15.38	111.06	$ 0	0
Forfeited				$ 14.47	103.31	$ 14.24	116.62	$ 15.33	110.69	$ 14.20	107.66
Conditions for vesting not met										$ 0	0
Transfers (to)/from the Gold Fields group				$ 14.46	103.26	$ 12.97	106.21	$ 14.67	105.93	$ 15.21	115.31
Average price, at end of year	119.17	93.89	90.84	$ 15.70	105.97	$ 12.46	106.82	$ 13.26	107.79	$ 13.93	105.44						$ 12.47	106.83	$ 13.26	107.79